PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 5	$ 0	[1]	$ 0

[1]	Represents an amount lower than $1.